                                                                                                March 1, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:       Dreyfus 100% U.S. Treasury Money Market Fund

            File No.: 811-4430

Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the above referenced Registrant for the period ended December 31, 2012, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6620.

                                                                                    Very truly yours,

                                                                                    /s/ Judith C. Canonica

                                                                                    Judith C. Canonica

                                                                                    Paralegal

JCC/

Enclosure